SIGNIFICANT TRANSACTIONS - Withdrawal of mandatory tender offer in relation to Global Telecom Holding S.A.E (Details) $ in Millions	Mar. 31, 2018 USD ($)
Global Telecom Holding S.A.E | Cash pledged as collateral
Investments in subsidiaries
Collateral security released value	$ 987